Note 5 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5.  STOCKHOLDERS' DEFICIT

As a result of the one-for-four reverse stock split the Company implemented at the close of business on September 10, 2010 (the “Reverse Stock Split”), the number of resulting outstanding shares of common stock and share-based compensation awards was determined by dividing the number of outstanding shares and share-based compensation awards by four.  The resulting per share exercise price of outstanding stock options and warrants was determined by multiplying the exercise price prior to the Reverse Stock Split by four.  All historical share and per share amounts have been adjusted to reflect the Reverse Stock Split.

Stock Incentive Plans. As of December 31, 2011, the Company had three stockholder approved stock incentive plans under which it grants or has granted options to purchase shares of our common stock and restricted stock awards to employees: the 2010 Equity Incentive Plan (the “2010 Plan”), the 2004 Stock Incentive Plan (the “2004 Plan”) and the 2003 Stock Option Plan (the “2003 Plan”).   The Board of Directors, or the Chief Executive Officer when designated by the Board, is responsible for administration of the employee stock incentive plans and determines the term, exercise price and vesting terms of each option. In general, stock options issued under all the current plans have a vesting period of three years and expire ten years from the date of grant. Additionally, the Company has an Employee Stock Purchase Plan, the 2006 Employee Stock Purchase Plan (the “2006 Plan”).

On February 16, 2010, the Company’s Board of Directors adopted the 2010 Equity Incentive Plan.  Under the 2010 Plan, the Board or a committee appointed by the Board may award nonqualified stock options, incentive stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights to participants.  Officers, directors, employees or non-employee consultants or advisors (including our subsidiaries and affiliates) are eligible to receive awards under the 2010 Plan. As of December 31, 2011, the total number of shares of our common stock available for grants of awards to participants under the 2010 Plan was 8.5 million shares.  On February 17, 2012, the Company’s Board of Directors adopted an amendment to the 2010 Plan increasing the number of shares of the Company’s common stock issuable thereunder from 8,500,000 to 10,000,000.  See Note 17, “Subsequent Events,” below.  The Company intends for all future stock option awards to be issued under the 2010 Plan, with no additional awards being issued under the 2003 Plan or 2004 Plan.

Stock Options. The following table summarizes information about stock options outstanding at December 31, 2011 and December 31, 2010 and changes in outstanding options in the twelve months then ended, all of which are at fixed prices:

	Number Of Shares Subject To Options Outstanding (in 000’s)	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value ($ in 000’s)

Outstanding January 1, 2010	1,209	$7.2

Options granted	5,982	.56
Options exercised	—	—
Options cancelled	(442)	7.39
Outstanding December 31, 2010	6,749	$1.32	9.3	$7

Options granted	302	$.78
Options exercised	(72)	.69
Options cancelled	(948)	1.92
Outstanding December 31, 2011	6,031	$1.20	8.3	$2
Exercisable at December 31, 2011	2,375	$2.20	7.4	$2

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares Subject to Options Outstanding (in 000’s)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life of Options Outstanding	Number of Options Exercisable (in 000’s)	Weighted Average Exercise Price
$ 0.28 - $ 0.77	5,219	$0.55	8.8 yrs	1,669	$0.57
$ 0.78 - $ 4.48	542	2.92	6.4 yrs	436	3.37
$ 4.49 - $ 9.20	208	6.68	4.4 yrs	208	6.68
$ 9.21 - $ 43.92	62	22.97	2.5 yrs	62	22.97

$ 0.28 - $ 43.92	6,031	$1.20	8.3 yrs	2,375	$2.20

The weighted-average grant date fair value of options granted during the twelve months ended December 31, 2011 and 2010 was $0.63 and $0.44, respectively.  During the years ended December 31, 2011 and 2010, the Company recorded share-based compensation cost from all equity awards to employees of $1.0 million and $0.7 million, respectively.

The total intrinsic value of options exercised during the twelve months ended December 31, 2011 was $0.1 million. No options were exercised during the twelve months ended December 31, 2010.

As of December 31, 2011, we estimate that there is $1.4 million in total, unrecognized compensation costs related to non-vested share-based awards, which is expected to be recognized over a weighted average period of 2.6 years.

Employee Stock Purchase Plan. The 2006 Plan allows employees to contribute a percentage of their gross salary toward the semi-annual purchase of shares of common stock. The price of each share will not be less than the lower of 85% of the fair market value of common stock on the last trading day prior to the commencement of the offering period or 85% of the fair market value of common stock on the last trading day of the purchase period. A total of 187,500 shares of common stock were initially reserved for issuance under the 2006 Plan.  On July 15, 2011, the Company’s Board of Directors approved an additional 150,000 shares of common stock available for issuance under the 2006 Plan. The Company issued 8,465 shares of common stock on January 11, 2011 and 31,533 shares of common stock on July 11, 2011. The Company also issued 10,751 shares of common stock on January 10, 2012 pursuant to the 2006 Plan. As of the date of this Report, 146,943 shares of common stock are remaining under the 2006 Plan.

Assumptions. The following table summarizes the assumptions used in applying the Black-Scholes-Merton option pricing model to determine the fair value of new awards granted during the twelve months ended December 31, 2011 and 2010, respectively:

	December 31,
	2011	2010
Stock options
Risk-free interest rate	1.55 – 2.24%	2.35 - 3.05%
Expected life (in years)	5.5 - 6.02	5.5 - 6.02
Volatility	1.07 – 1.09	0.99 – 1.02
Dividend Yield	0%	0%
Employee stock purchase plan
Risk-free interest rate	0.19 - 1.14%	0.19 - 0.61%
Expected life (in years)	0.5 - 2.0	0.5 - 2.0
Volatility	0.98 – 2.07	1.18 – 1.89
Dividend Yield	0%	0%

The Company estimates the fair value of each option award on the date of grant using the Black-Scholes-Merton option-pricing model and uses the assumptions as allowed by ASC 718, “Compensation – Stock Compensation .”  Through October 2010, as allowed by ASC 718-10-55, companies with a short period of publicly traded stock history, the Company’s estimate of expected volatility was based on the average expected volatilities of a sampling of other peer companies with similar attributes to it, including industry, stage of life cycle, size and financial leverage as well as the Company’s own historical data.  For options issued after October 2010, the Company used its own historical data to estimate expected volatility.  As the Company has so far only awarded “plain vanilla” options as described by the SEC’s Staff Accounting Bulletin Topic No. 14, “ Share-Based Payment ”, it used the “simplified method” for determining the expected life of the options granted. The Company will continue to use the “simplified method” under certain circumstances, which it will continue to use as it does not have sufficient historical data to estimate the expected term of share-based awards.  The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant valuation. ASC 718 does not allow companies to account for option forfeitures as they occur.  Instead, estimated option forfeitures must be calculated upfront to reduce the option expense to be recognized over the life of the award and updated upon the receipt of further information as to the amount of options expected to be forfeited. Based on our historical information, the Company currently estimates that 23% annually of its stock options awarded with annual vesting mechanisms will be forfeited.

The Company has elected to track the portion of its federal and state net operating loss carryforwards attributable to stock option benefits in a separate memo account.  Therefore, these amounts are no longer included in our gross or net deferred tax assets. The benefit of these net operating loss carryforwards will only be recorded in equity when they reduce cash taxes payable.

Common Stock Warrants.  As of December 31, 2011, the Company had outstanding warrants to purchase an aggregate of approximately 2.0 million shares of its common stock, all of which were available for exercise. On December 31, 2011, the Company issued a five-year warrant to purchase 0.2 million shares of common stock at an exercise price of $0.41 as partial payment for financial advisory services provided in connection with the transactions contemplated by the January 2012 Investment Agreement.

At December 31, 2011, there are outstanding Series A warrants to purchase an aggregate of 0.6 million shares of common stock and Series B warrants to purchase an aggregate of 1.1 million shares of common stock, all of which were originally issued in connection with the Company’s October 2009 private placement.  As a result of an anti-dilution provision contained in the Series B warrants, the exercise price of the Series B warrants was reduced to $1.20 per share after giving effect to the issuance of Series A-1 Preferred on June 7, 2010. A total of 0.2 million warrants are outstanding in connection with the transactions contemplated by the June 2010 and January 2012 Investment Agreements.

In May 2011, an investor exercised Series B warrants to purchase 0.3 million shares of common stock.  The Company received total cash proceeds of $0.3 million from the exercise.  Refer to Note 6 below.

The following table summarizes the warrants outstanding as of December 31, 2011 and 2010 and the changes in outstanding warrants in the twelve month periods then ended:

	Number Of Shares Subject To Warrants Outstanding (in 000’s)	Weighted-Average Exercise Price
Warrants outstanding January 1, 2010	3,686	$2.64
Warrants granted	54	0.92
Warrants cancelled	(439)	14.61
Warrants redeemed	--	--
Warrants exercised	(1,264)	0.04
Warrants outstanding December 31, 2010	2,037	2.99
Warrants granted	183	0.41
Warrants cancelled	--	--
Warrants exercised	(253)	1.20
Warrants outstanding December 31, 2011	1,967	$0.76